Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Goodwill
Goodwill, Beginning Balance	¥ 540,693		¥ 540,693
Impairment of goodwill				¥ (48,500)
Goodwill, Ending Balance	540,693	$ 76,155	540,693	540,693
So-young
Schedule of Goodwill
Goodwill, Beginning Balance	684		684
Goodwill, Ending Balance	684		684	684
Wuhan Miracle
Schedule of Goodwill
Goodwill, Beginning Balance	540,009		540,009
Goodwill, Ending Balance	¥ 540,009		¥ 540,009	¥ 540,009